Leases (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Leases Details
Sub-lease or rent payments	$ 15,031	$ 14,993
Cost of equipment under capital leases	32,396	25,396
Accumulated depreciation of the leased equipment	$ 18,319	$ 9,708